SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
SEGMENTED INFORMATION

5. SEGMENTED INFORMATION

Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.

Operations are segmented by technology – 1) hydroelectric, 2) wind, 3) solar, 4) storage & other (cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Other). This best reflects the way in which the CODM reviews results, manages operations and allocates resources. Brookfield Renewable’s investment in the TerraForm Power and TerraForm Global businesses led to the creation of the solar segment which will now be reviewed on a standalone basis. The investment in First Hydro resulted in the creation of a storage segment which will be reviewed along with the cogeneration and biomass businesses, on an aggregate basis. A pumped storage facility in North America, that was previously included in the hydroelectric segment, is now included in the storage and other segment. The Colombia segment aggregates the financial results of its hydroelectric and cogeneration facilities. The corporate segment represents all activity performed above the individual segments for the business.

Reporting to the CODM on the measures utilized to assess performance and allocate resources are on a proportionate basis since the fourth quarter of 2017. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, and LP Units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.

Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.

Segmented net income (loss) is not a measure the CODM uses to review the results of business and allocate resources. Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.

Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.

In accordance with IFRS 8, Operating Segments, Brookfield Renewable discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. Except as it relates to proportionate financial information discussed above, the accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations.

Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring items. As compared to the preceding years, Brookfield Renewable revised its definition of Adjusted EBITDA to include its proportionate share of Adjusted EBITDA from equity-accounted investments. In preceding years, Brookfield Renewable included its proportionate share of Funds From Operations from equity-accounted investments in Adjusted EBITDA. Brookfield Renewable revised its definition as it believes it provides a more meaningful measure for investors to evaluate financial and operating performance on an allocable basis to Unitholders.

Brookfield Renewable uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests and distributions to preferred shareholders and preferred limited partners.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2018:

												Contribution
	Attributable to Unitholders											from	Attributable
	Hydroelectric			Wind				Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North					and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other		Other			investments	interests	financials(1)
Revenues	228	63	53	54	12	10	3	30	20	-	473	(58)	320	735
Other income	5	1	-	-	1	-	-	1	-	-	8	(2)	4	10
Direct operating costs	(68)	(20)	(22)	(16)	(6)	(2)	(1)	(6)	(10)	(6)	(157)	19	(109)	(247)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	41	4	45
Adjusted EBITDA	165	44	31	38	7	8	2	25	10	(6)	324	-	219
Management service costs	-	-	-	-	-	-	-	-	-	(21)	(21)	-	-	(21)
Interest expense - borrowings	(40)	(5)	(10)	(14)	(3)	(2)	(1)	(9)	(3)	(23)	(110)	16	(84)	(178)
Current income taxes	(2)	(2)	-	-	(1)	-	-	-	-	-	(5)	1	(3)	(7)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	-	-	(10)	(10)	-	-	(10)
Preferred equity	-	-	-	-	-	-	-	-	-	(6)	(6)	-	-	(6)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(17)	(4)	(21)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	(128)	(128)
Funds From Operations	123	37	21	24	3	6	1	16	7	(66)	172	-	-
Depreciation	(56)	(33)	(5)	(29)	(9)	(3)	(1)	(7)	(6)	-	(149)	17	(74)	(206)
Foreign exchange and
unrealized financial instrument loss	(1)	(1)	4	3	6	(8)	(3)	(4)	-	5	1	(6)	(28)	(33)
Deferred income tax expense	(2)	1	(2)	1	1	-	-	1	-	4	4	(3)	(5)	(4)
Other	(8)	(2)	-	(5)	(3)	-	-	(4)	-	(8)	(30)	10	10	(10)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(18)	-	(18)
Net loss attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	97	97
Net income (loss) attributable to Unitholders(2)	56	2	18	(6)	(2)	(5)	(3)	2	1	(65)	(2)	-	-	(2)

  Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $31 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2017:

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	270	66	46	40	9	5	11	-	447	(11)	247	683
Other income	-	3	1	-	-	-	-	1	5	-	5	10
Direct operating costs	(71)	(18)	(23)	(9)	(5)	(2)	(7)	(5)	(140)	4	(104)	(240)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	7	-	7
Adjusted EBITDA	199	51	24	31	4	3	4	(4)	312	-	148
Management service costs	-	-	-	-	-	-	-	(21)	(21)	-	-	(21)
Interest expense - borrowings	(43)	(4)	(10)	(11)	(2)	(1)	(5)	(22)	(98)	3	(61)	(156)
Current income taxes	2	(2)	1	-	-	-	-	-	1	-	3	4
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(7)	(7)	-	-	(7)
Preferred equity	-	-	-	-	-	-	-	(6)	(6)	-	-	(6)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(3)	-	(3)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(90)	(90)
Funds From Operations	158	45	15	20	2	2	(1)	(60)	181	-	-
Depreciation	(56)	(34)	(8)	(21)	(3)	(2)	(6)	-	(130)	3	(71)	(198)
Foreign exchange and
unrealized financial instrument loss	-	-	1	-	(6)	-	-	(7)	(12)	-	6	(6)
Deferred income tax (expense) recovery	(11)	-	(4)	6	1	-	-	5	(3)	-	(13)	(16)
Other	(9)	(5)	7	2	2	1	4	-	2	(1)	22	23
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(2)	-	(2)
Net loss attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	56	56
Net income (loss) attributable to Unitholders(2)	82	6	11	7	(4)	1	(3)	(62)	38	-	-	38

  Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $34 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2018:

												Contribution
	Attributable to Unitholders											from	Attributable
	Hydroelectric			Wind				Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North					and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other		Other			investments	interests	financials(1)
Revenues	489	132	106	108	29	18	5	48	37	-	972	(97)	653	1,528
Other income	5	2	1	1	1	-	-	3	-	1	14	(4)	9	19
Direct operating costs	(138)	(39)	(45)	(30)	(12)	(5)	(2)	(10)	(18)	(12)	(311)	32	(224)	(503)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	69	12	81
Adjusted EBITDA	356	95	62	79	18	13	3	41	19	(11)	675	-	450	-
Management service costs	-	-	-	-	-	-	-	-	-	(42)	(42)	-	-	(42)
Interest expense - borrowings	(84)	(12)	(20)	(28)	(6)	(4)	(2)	(15)	(7)	(48)	(226)	25	(157)	(358)
Current income taxes	(3)	(5)	-	(1)	(1)	-	-	-	-	-	(10)	1	(5)	(14)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	-	-	(19)	(19)	-	-	(19)
Preferred equity	-	-	-	-	-	-	-	-	-	(13)	(13)	-	-	(13)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(26)	(10)	(36)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	(278)	(278)
Funds From Operations	269	78	42	50	11	9	1	26	12	(133)	365	-	-	-
Depreciation	(113)	(71)	(10)	(55)	(17)	(7)	(2)	(13)	(12)	-	(300)	29	(148)	(419)
Foreign exchange and
unrealized financial instrument loss	1	(1)	1	3	5	(8)	(1)	(3)	(2)	13	8	(6)	(27)	(25)
Deferred income tax expense	(6)	1	(3)	(5)	1	-	-	-	-	9	(3)	(1)	(9)	(13)
Other	(18)	(4)	-	(5)	(3)	-	(2)	(10)	(9)	(13)	(64)	17	(7)	(54)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(39)	-	(39)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	191	191
Net income (loss) attributable to Unitholders(2)	133	3	30	(12)	(3)	(6)	(4)	-	(11)	(124)	6	-	-	6

  Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $87 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2017:

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	525	118	93	79	24	9	24	-	872	(20)	508	1,360
Other income	-	6	2	-	-	-	-	1	9	-	9	18
Direct operating costs	(132)	(31)	(47)	(17)	(9)	(3)	(17)	(11)	(267)	9	(215)	(473)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	11	-	11
Adjusted EBITDA	393	93	48	62	15	6	7	(10)	614	-	302	-
Management service costs	-	-	-	-	-	-	-	(37)	(37)	-	-	(37)
Interest expense - borrowings	(88)	(10)	(22)	(21)	(6)	(2)	(8)	(43)	(200)	6	(125)	(319)
Current income taxes	1	(5)	(1)	-	-	-	-	-	(5)	-	(7)	(12)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(13)	(13)	-	-	(13)
Preferred equity	-	-	-	-	-	-	-	(12)	(12)	-	-	(12)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(6)	-	(6)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(170)	(170)
Funds From Operations	306	78	25	41	9	4	(1)	(115)	347	-	-	-
Depreciation	(109)	(70)	(16)	(41)	(12)	(3)	(12)	-	(263)	6	(141)	(398)
Foreign exchange and
unrealized financial instrument loss	(4)	(3)	1	1	(6)	-	-	(16)	(27)	1	-	(26)
Deferred income tax expense	(18)	2	(6)	6	2	-	-	11	(3)	-	(18)	(21)
Other	(10)	(5)	7	1	2	1	4	-	-	(1)	22	21
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(6)	-	(6)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	137	137
Net income (loss) attributable to Unitholders(2)	165	2	11	8	(5)	2	(9)	(120)	54	-	-	54

  Share of of loss from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $33 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

Geographical Information

The following table presents consolidated revenue split by geographical region for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2018	2017	2018	2017
United States	$245	$255	$495	$488
Colombia	219	190	442	388
Canada	97	126	226	259
Brazil	106	91	209	167
Europe	24	21	68	58
Other	44	-	88	-
	735	683	1,528	1,360

The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

	Jun 30	Dec 31
(MILLIONS)	2018	2017
United States	$11,311	$11,131
Colombia	5,468	5,401
Canada	5,496	5,810
Brazil	2,916	3,479
Europe	1,379	1,332
Other	327	664
	26,897	27,817